Putnam
High Yield
Trust II


SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

2-28-99


[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* "U.S. corporate junk bonds have actually risen in value so far this year, and their yields have dropped -- a sign, analysts say, that this volatile but popular market sector may hold up much better in 1999 than it did in '98."

                              -- The Los Angeles Times, January 26, 1999

* "Given the recent strength of the U.S. economy, it is quite unusual to see the high-yield market struggling to keep pace with other asset classes, and we believe this has been based mainly on unexplained negative market sentiment rather than on any fundamental weakness. Evidently, the high-yield market is going through an adjustment period, but as the period drew to an end, we saw signs that investors are slowly but steadily gravitating back to high-yield securities."

                              -- Rosemary H. Thomsen, manager
                                 Putnam High Yield Trust II

   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

12 Portfolio holdings

31 Financial statements



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

The first half of Putnam High Yield Trust II's current fiscal year coincided with the most difficult market environment in a decade for the lower-rated, high-yielding bonds in which the fund invests. There are signs that the worst of investors' flight to safer havens may be over, but your fund's managers are prepared for continued volatility over the shorter term.

Longer term, however, they believe the high-yield bond market's fundamentals remain positive. In their opinion, these strengths will eventually re-emerge and reward investors who have patience and a long-term investment perspective.

I am pleased to announce the appointment of three new members to your fund's management team. Rosemary H. Thomsen, who has 16 years of investment experience, has been with Putnam since 1986. Robert M. Paine, who joined Putnam the following year, has more than 10 years of experience in the industry. Jeffrey A. Kaufman joined Putnam last year after serving with MFS Investment Management and, prior to that, with Salomon Brothers. He has 8 years of investment experience.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
April 21, 1999



Report from the Fund Managers
Rosemary H. Thomsen
Jennifer E. Leichter
Robert M. Paine
Jeffrey A. Kaufman

The six months ended February 28, 1999, proved to be a particularly challenging period for the high-yield bond market. Problems overseas and broad-based selling of high-yield debt by highly leveraged hedge funds curbed Wall Street's appetite for high-yield securities, driving prices down to lows we have not seen for almost 10 years. While Putnam High Yield Trust II took advantage of the buying opportunities that resulted, inevitably its performance was affected by the market decline. As a result, your fund's class A shares provided a total return of 2.30% at net asset value and -2.56% at public offering price for the period. For more information, including returns for other classes of shares, please see pages 9 through 11.

* WORLDWIDE RISK AVERSION DRIVES DOWN HIGH-YIELD MARKET

The 1998 crisis in the fixed-income markets started when the Russian ruble was devalued in August. Although Russia makes up only a tiny portion of the global economy, this move sparked a cascade of subsequent events that caused investors worldwide to become risk averse in a very short period of time. Several large hedge funds had significant investments in Russia and other emerging markets. Losses from those investments forced these and other, smaller hedge funds to liquidate their higher-risk holdings, prompting a worldwide rush to the safer haven of U.S. Treasuries. The yield differential between Treasuries and all other sectors of the fixed-income market increased dramatically as a result. Concurrently -- since yield moves in the opposite direction of price -- the value of non-Treasury investments fell precipitously and the high-yield market was hit especially hard. The stock market, which historically has been a major influence on high-yield bond prices, also declined dramatically.

Fortunately for the financial markets, the Federal Reserve Board stepped in to provide liquidity to the system by cutting short-term interest rates three times from late September through Thanksgiving. These moves were successful in restoring liquidity and providing the stock market with a much-needed shot in the arm. Equities quickly rebounded from their lows. High-yield bonds have strengthened somewhat, but have yet to recover fully.

For example, in July 1998, yields in this market were approximately 3.80 percentage points higher than those of comparable Treasuries. That yield differential widened out to 7.65 percentage points in early October, fell back to 6.32 percentage points at the end of 1998, and at the end of the period, was back down to 5.81 percentage points. This semiannual period was the worst for high-yield bonds since 1990, when default rates in the high-yield market ranged as high as 10%, the U.S. economy was in recession, and the U.S. was at war in the Persian Gulf.

Unlike other types of bonds, high-yield bonds react more to prospects for economic growth and corporate earnings growth rates than they do to interest-rate movements. It is typical for the high-yield market to lag at times of predicted economic weakness. Given the recent strength of the U.S. economy, it is quite unusual to see the high-yield market struggling to keep pace with other asset classes, and we believe this struggle has been based mainly on unexplained negative market sentiment rather than on any fundamental weakness. Evidently, the high-yield market is going through an adjustment period, but as the reporting period drew to an end, we saw signs that investors are slowly but steadily gravitating back to high-yield securities.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Telecommunications       15.8%

Broadcasting              4.7%

Cable TV                  4.4%

Telephone services        4.3%

Health care               3.7%

Footnote reads:
*Based on net assets as of 2/28/99. Holdings will vary over time.


* OPPORTUNITIES IN TELECOMMUNICATIONS REMAIN A FOCUS

Your fund has emphasized investments in the telecommunications industry for some time and continued to do so during the period. In this sector, fundamentals, or business prospects, remained extremely strong with demand for telecommunications services expanding dramatically. Competitive, fast-growing telecommunications companies that are rapidly gaining market share typically issue high-yield debt to finance their expansion plans. Bonds from this sector also offer particularly high yields -- an important consideration in light of your fund's high-income objective.

Unfortunately, during the recent market turmoil, telecommunications bonds suffered as investors became concerned these companies would lose access to capital to finance their business plans. However, that fear has proved ungrounded, and the sector continues to demonstrate exceptional growth potential and operating performance.

Throughout the telecommunications business, consolidation remains an ongoing trend. As deregulation continues to move forward in the United States and elsewhere, large telecommunications firms seek to become more competitive through acquisition, both domestically and across borders. One portfolio holding that exemplifies this trend is NTL, a provider of local telephone and cable TV services in the United Kingdom. Through creative marketing and aggressive management, this company has succeeded in reaching a steadily growing number of homes by using its fiber optic backbone and by acquiring other companies. Recently, the company received about $500 million in funding from Microsoft. The fund's investment in NTL reflects both the company's outstanding business prospects and its potential strategic value at some point in the future. While this and other securities discussed in this report were viewed favorably at the end of the period, all holdings are subject to review in accordance with the fund's investment strategy and may vary in the future.


[GRAPHIC OMITTED: worm chart HIGH-YIELD BONDS VERSUS
                             OTHER CORPORATE SECURITIES]

HIGH-YIELD BONDS VERSUS
OTHER CORPORATE SECURITIES

                    First Boston           Lehman Brothers
Date             High Yield Index       Corporate Bond Index

2/29/92                37.30%                 14.71%
2/28/93                57.42%                 30.91%
2/28/94                82.13%                 39.61%
2/28/95                83.19%                 41.58%
2/29/96               112.76%                 61.86%
2/28/97               139.61%                 71.12%
2/28/98               169.52%                 89.75%
2/28/99               166.42%                100.82%

Footnote reads:
Past performance is not indicative of future results. This chart demonstrates that high-yield bonds, as represented by the First Boston High Yield Index, generally outperformed investment-grade corporate bonds, as represented by the Lehman Brothers Corporate Bond Index. The chart shows cumulative returns. The lower credit rating of high-yield bonds reflects a greater possibility that adverse changes in an issuer's business or financial condition or in general economic conditions may impair the issuer's ability to pay principal and interest on the securities. This chart does not reflect the performance of Putnam High Yield Trust II.


We should also add that given our concerns about liquidity in the market, we have added a layer of higher-quality, more-liquid securities to the portfolio. Because of the higher quality, their yields are somewhat lower than our typical high-yield holding. However, in light of the recent market volatility, we consider it important to provide the portfolio with a greater element of stability.

* OUTLOOK FOR HIGH-YIELD MARKET REMAINS POSITIVE

At the end of the period, the environment for the high-yield market was characterized by low default rates and a strong economy. In addition, valuations were unusually compelling and demand for high-yield issues had stabilized. Over this period, we have been able to buy bonds at historically low prices and to position the fund in sectors and industries we consider likely to show strong growth prospects in the future.

Putnam's economic forecast currently calls for continued strong economic growth and low inflation. Although the recovery in the equity market has not yet spread to the high-yield market, we believe it will gradually start to do so. Meanwhile, merger and acquisition activity has continued to strengthen a number of high-yield issuers during the period. Over the remainder of fiscal 1999, we anticipate that the positions we established during this buying opportunity will enable the fund to benefit as the high-yield market strengthens once again.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 2/28/99, there is no guarantee the fund will continue to hold these securities in the future. The lower credit ratings of high-yield bonds reflect a greater possibility that adverse changes in the economy or poor performance by the issuers of these bonds may affect the issuer's ability to pay principal and interest.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam High Yield Trust II is designed for investors seeking high current income through a diversified portfolio of high-yielding lower-rated corporate bonds, with a secondary objective of capital growth when consistent with high current income.


TOTAL RETURN FOR PERIODS ENDED 2/28/99

                                Class A           Class B           Class M
(inception date)               (12/31/97)        (12/31/97)        (12/31/97)
                              NAV      POP      NAV     CDSC      NAV     POP
------------------------------------------------------------------------------
6 months                     2.30%   -2.56%    2.05%   -2.81%    2.30%   -1.04%
------------------------------------------------------------------------------
1 year                      -3.90    -8.49    -4.51    -8.86    -4.03    -7.14
------------------------------------------------------------------------------
Life of fund                 1.23    -3.55     0.47    -3.19     0.97    -2.36
Annual average               1.06    -3.07     0.41    -2.76     0.84    -2.04
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 2/28/99

                                           First Boston        Consumer
                                            High Yield          price
                                              Index             index
------------------------------------------------------------------------------
6 months                                       3.48%            0.80%
------------------------------------------------------------------------------
1 year                                        -1.15             1.73
------------------------------------------------------------------------------
Life of fund                                   1.31             2.11
Annual average                                 1.13             1.81
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 4.75% and 3.25% respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 2/28/99

                                     Class A          Class B        Class M
------------------------------------------------------------------------------
Distributions (number)                  6                6              6
------------------------------------------------------------------------------
Income                              $0.424030        $0.394615       $0.414311
------------------------------------------------------------------------------
Capital gains                           --               --              --
------------------------------------------------------------------------------
  Total                             $0.424030        $0.394615       $0.414311
------------------------------------------------------------------------------
Share value:                      NAV       POP          NAV      NAV      POP
------------------------------------------------------------------------------
8/31/98                         $8.02     $8.42        $8.01    $8.01    $8.28
------------------------------------------------------------------------------
2/28/99                          7.78      8.17         7.78     7.78     8.04
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current dividend rate1          10.80%    10.28%       10.10%   10.56%   10.06%
------------------------------------------------------------------------------
Current 30-day SEC yield2        9.83      9.35         9.04     9.57     9.25
------------------------------------------------------------------------------

 1Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

 2Based on investment income, calculated using SEC guidelines.

TOTAL RETURN FOR PERIODS ENDED 3/31/99
(most recent calendar quarter)

                                Class A           Class B           Class M
(inception date)               (12/31/97)        (12/31/97)        (12/31/97)
                              NAV      POP      NAV     CDSC      NAV     POP
------------------------------------------------------------------------------
6 months                     4.00    -0.99     3.88    -1.06     4.14     0.71
------------------------------------------------------------------------------
1 year                      -4.83    -9.31    -5.32    -9.63    -4.84    -7.98
------------------------------------------------------------------------------
Life of fund                 2.79    -2.06     2.08    -1.61     2.64    -0.75
Annual average               2.23    -1.65     1.66    -1.29     2.11    -0.60
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 4.75% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

The First Boston High Yield Index* is an unmanaged list of lower-rated higher-yielding U.S. corporate bonds. The average quality of bonds included in this index will differ from the average quality of bonds in which the fund customarily invests.

The Lehman Brothers Corporate Bond Index* is an index of publicly issued, fixed-rate, non-convertible investment-grade domestic corporate debt securities frequently used as a general measure of the performance of the corporate bond market.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.




Portfolio of investments owned
February 28, 1999 (Unaudited)

CORPORATE BONDS AND NOTES  (88.5%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
Advertising (0.8%)
--------------------------------------------------------------------------------------------------------------------------
     $    3,000,000  Adams Outdoor Advertising sr. notes 10 3/4s, 2006                                      $    3,262,500
          1,000,000  Lamar Advertising Co. sr. sub. notes 9 5/8s, 2006                                           1,090,000
          2,785,000  Lamar Advertising Co. company guaranty 8 5/8s, 2007                                         2,952,100
          1,068,000  Outdoor Communications Inc. sr. sub. notes 9 1/4s, 2007                                     1,150,770
          1,180,000  Outdoor Systems, Inc. sr. sub. notes 9 3/8s, 2006                                           1,268,500
                                                                                                            --------------
                                                                                                                 9,723,870

Aerospace and Defense (2.4%)
--------------------------------------------------------------------------------------------------------------------------
          4,355,000  Argo-Tech Corp. company guaranty 8 5/8s, 2007                                               4,093,700
          1,190,000  Argo-Tech Corp. 144A sr. sub. notes 8 5/8s, 2007                                            1,118,600
          2,710,000  Aviation Sales Co. company guaranty 8 1/8s, 2008                                            2,655,800
          1,000,000  BE Aerospace, Inc. sr. sub. notes Ser. B, 9 7/8s, 2006                                      1,045,000
          5,560,000  BE Aerospace, Inc. sr. sub. notes 9 1/2s, 2008                                              5,851,900
          2,425,000  BE Aerospace, Inc. sr. sub. notes Ser. B, 8s, 2008                                          2,352,250
          4,490,000  Burke Industries, Inc. company guaranty 10s, 2007                                           4,085,900
          1,850,000  Derlan Industries Ltd. sr. notes 10s, 2007 (Canada)                                         1,646,500
          5,540,000  K&F Industries, Inc. sr. sub. notes Ser. B, 9 1/4s, 2007                                    5,650,800
                                                                                                            --------------
                                                                                                                28,500,450

Agriculture (0.2%)
--------------------------------------------------------------------------------------------------------------------------
          2,440,000  Purina Mills, Inc. 144A sr. sub. notes 9s, 2010                                             2,269,200

Airlines (1.0%)
--------------------------------------------------------------------------------------------------------------------------
            570,000  Calair LLC company guaranty 8 1/8s, 2008                                                      541,500
          1,350,000  Canadian Airlines Corp. sr. notes 12 1/4s, 2006 (Canada)                                      702,000
          3,430,000  Canadian Airlines Corp. sr. sec. notes 10s, 2005 (Canada)                                   2,744,000
          4,090,000  Continental Airlines, Inc. sr. notes 9 1/2s, 2001                                           4,212,700
          2,325,000  Trans World Airlines, Inc. sr. notes 11 1/2s, 2004                                          1,813,500
          2,370,000  Trans World Airlines, Inc. sr. notes 11 3/8s, 2006                                          1,350,900
                                                                                                            --------------
                                                                                                                11,364,600

Apparel (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             40,000  Guess Jeans, Inc. sr. sub. notes 9 1/2s, 2003                                                  39,600
          1,500,000  Sassco Fashions Ltd. sr. notes 12 3/4s, 2004                                                1,477,500
                                                                                                            --------------
                                                                                                                 1,517,100

Automotive (2.3%)
--------------------------------------------------------------------------------------------------------------------------
          4,870,000  Federal Mogul Corp. 144A notes 7 1/2s, 2009                                                 4,720,540
            583,000  Hawk Corp. sr. notes 10 1/4s, 2003                                                            606,320
          4,000,000  Lear Corp. sub. notes 9 1/2s, 2006                                                          4,380,000
          3,630,000  Navistar International Corp. sr. notes Ser. B, 8s, 2008                                     3,720,750
          5,940,000  Oxford Automotive, Inc. company guaranty 10 1/8s, 2007                                      6,118,200
          3,420,000  Talon Automotive Group sr. sub. notes Ser. B, 9 5/8s, 2008                                  3,026,700
          2,000,000  Walbro Corp. company guaranty Ser. B, 10 1/8s, 2007                                         2,000,000
          2,241,000  Walbro Corp. sr. notes Ser. B, 9 7/8s, 2005                                                 2,196,180
                                                                                                            --------------
                                                                                                                26,768,690

Automotive Parts (1.7%)
--------------------------------------------------------------------------------------------------------------------------
            660,000  Aftermarket Technology Corp. sr. sub. notes 12s, 2004                                         676,500
          2,250,000  Cambridge Industries, Inc. company guaranty Ser. B,
                       10 1/4s, 2007                                                                             1,777,500
          3,570,000  Exide Corp. sr. notes 10s, 2005                                                             3,534,300
          3,689,809  Exide Corp. Term Loan B 7 3/4s, 2005                                                        3,616,013
          4,700,000  Hayes Lemmerz International, Inc. 144A company guaranty
                       8 1/4s, 2008                                                                              4,770,500
          3,000,000  Hayes Wheels International, Inc. company guaranty
                       Ser. B, 9 1/8s, 2007                                                                      3,165,000
          3,000,000  Safety Components International, Inc. sr. sub. notes Ser. B,
                       10 1/8s, 2007                                                                             2,970,000
                                                                                                            --------------
                                                                                                                20,509,813

Banks (1.9%)
--------------------------------------------------------------------------------------------------------------------------
          1,900,000  Advanta Corp. company guaranty Ser. B, 8.99s, 2026                                          1,102,000
          5,250,000  Advanta Corp. med. term notes Ser. B, 7s, 2001                                              4,701,533
          3,460,000  Chevy Chase Savings Bank Inc. sub. deb. 9 1/4s, 2008                                        3,494,600
            550,000  Chevy Chase Savings Bank Inc. sub. deb. 9 1/4s, 2005                                          552,750
          4,500,000  Delta Financial Corp. sr. notes 9 1/2s, 2004                                                3,600,000
            850,000  Fuji JGB Inv. LLC 144A FLIRB 9.87s, 2049 (Japan)                                              664,020
          5,025,000  GS Escrow Corp. sr. notes 7 1/8s, 2005                                                      4,869,728
          3,175,000  GS Escrow Corp. sr. notes 6 3/4s, 2001                                                      3,159,855
                                                                                                            --------------
                                                                                                                22,144,486

Basic Industrial Products (0.9%)
--------------------------------------------------------------------------------------------------------------------------
          2,990,000  Axia, Inc. company guaranty 10 3/4s, 2008                                                   3,004,950
          2,560,000  Cathay International Ltd. 144A sr. notes 13s, 2008 (China)                                    512,000
          1,748,357  Grove Investors LLC 144A 14 1/2s, 2010 (PIK)                                                1,136,432
          1,500,000  Insilco Holding Co. sr. disc. notes stepped-coupon zero %
                       (14s, 8/15/03), 2008 (STP)                                                                  675,000
          2,000,000  Neenah Foundry Co. 144A sr. sub. notes 11 1/8s, 2007                                        2,090,000
          1,510,000  Paragon Corp. Holdings, Inc. company guaranty
                       Ser. B, 9 5/8s, 2008                                                                      1,208,000
          2,085,000  Roller Bearing Co. company guaranty Ser. B, 9 5/8s, 2007                                    1,991,175
                                                                                                            --------------
                                                                                                                10,617,557

Broadcasting (4.7%)
--------------------------------------------------------------------------------------------------------------------------
            425,000  Allbritton Communications Co. sr. sub. deb. Ser. B, 9 3/4s, 2007                              454,750
          3,890,000  Allbritton Communications Co. sr. sub. notes Ser. B,
                       8 7/8s, 2008                                                                              3,977,525
          6,075,000  Benedek Communications Corp. sr. disc. notes stepped-
                       coupon zero % (13 1/4s, 5/15/01), 2006 (STP)                                              4,495,500
          1,000,000  Capstar Broadcasting sr. disc. notes stepped-coupon
                       zero % (12 3/4s, 2/1/02), 2009 (STP)                                                        855,000
          6,500,000  Capstar Broadcasting sr. sub. notes 9 1/4s, 2007                                            6,987,500
          8,640,000  Chancellor Media Corp. 144A sr. notes 8s, 2008                                              9,028,800
          5,350,300  Citadel Broadcasting Co. sr. sub. notes 10 1/4s, 2007                                       5,871,954
          8,870,000  Echostar DBS Corp. 144A sr. notes 9 3/8s, 2009                                              8,914,350
             40,000  Fox/Liberty Networks LLC sr. notes 8 7/8s, 2007                                                41,300
            580,000  Globo Communicacoes company guaranty 10 1/2s,
                       2006 (Brazil)                                                                               319,000
            670,000  Globo Communicacoes 144A company guaranty 10 1/2s,
                       2006 (Brazil)                                                                               368,500
            800,000  Granite Broadcasting Corp. sr. sub. notes 9 3/8s, 2005                                        784,000
          3,560,000  Granite Broadcasting Corp. sr. sub. notes 8 7/8s, 2008                                      3,524,400
          1,000,000  Jacor Communications, Inc. company guaranty Ser. B,
                       8 3/4s, 2007                                                                              1,080,000
          1,750,000  Paxson Communications Corp. 144A sr. sub. notes
                       11 5/8s, 2002                                                                             1,754,375
            580,000  Pegasus Communications Corp. 144A sr. notes 9 3/4s,
                       2006                                                                                        601,750
            348,000  Radio One Inc. company guaranty Ser. B, stepped-coupon
                       zero %, (12s, 5/15/00), 2004 (STP)                                                          361,050
            100,000  SFX Broadcasting, Inc. sr. sub. notes Ser. B, 10 3/4s, 2006                                   112,000
          1,630,000  SFX Broadcasting, Inc. 144A sr. sub. notes 9 1/8s, 2008                                     1,638,150
          1,000,000  Spanish Broadcasting Systems sr. notes 12 1/2s, 2002 (STP)                                  1,125,000
          1,015,000  TV Azteca S.A. de C.V. sr. notes 10 1/2s, 2007 (Mexico)                                       822,150
          2,000,000  Young Broadcasting Inc. company guaranty Ser. B,
                       8 3/4s, 2007                                                                              2,075,000
                                                                                                            --------------
                                                                                                                55,192,054

Building and Construction (0.8%)
--------------------------------------------------------------------------------------------------------------------------
          2,300,000  American Architectural Products Corp. company
                       guaranty 11 3/4s, 2007                                                                    1,955,000
          4,210,000  D.R. Horton, Inc. company guaranty 8s, 2009                                                 4,115,275
          2,250,000  GS Superhighway Holdings sr. notes 10 1/4s, 2007                                            1,080,000
            250,000  GS Superhighway Holdings sr. notes 9 7/8s, 2004                                               127,500
            400,000  Jackson Products, Inc. company guaranty Ser. B,
                       9 1/2s, 2005                                                                                401,000
          2,220,000  Toll Corp. company guaranty 8 1/8s, 2009                                                    2,242,200
                                                                                                            --------------
                                                                                                                 9,920,975

Building Products (0.4%)
--------------------------------------------------------------------------------------------------------------------------
          1,980,000  Building Materials Corp. 144A sr. notes 8s, 2008                                            1,957,725
          2,000,000  Cemex S.A. 144A bonds 12 3/4s, 2006 (Mexico)                                                2,170,000
                                                                                                            --------------
                                                                                                                 4,127,725

Buses (0.1%)
--------------------------------------------------------------------------------------------------------------------------
          2,000,000  MCII Holdings sec. notes stepped-coupon 12%,
                       (15s, 11/15/99), 2002 (STP)                                                               1,700,000

Business Equipment and Services (1.3%)
--------------------------------------------------------------------------------------------------------------------------
          1,580,000  Cendant Corp. notes 7 1/2s, 2000                                                            1,598,454
          2,570,000  Cex Holdings, Inc. company guaranty Ser. B, 9 5/8s, 2008                                    2,402,950
            350,000  Iron Mountain, Inc. med. term notes company guaranty
                       10 1/8s, 2006                                                                               381,500
            260,000  Outsourcing Solutions, Inc. sr. sub. notes Ser. B, 11s, 2006                                  253,500
            998,885  Outsourcing Solutions, Inc. 144A 8.621s, 2004                                                 978,907
          3,973,000  Pierce Leahy Corp. sr. sub. notes 11 1/8s, 2006                                             4,330,570
          4,510,000  U.S. Office Products Co. company guaranty 9 3/4s, 2008                                      3,202,100
          2,498,765  U.S. Office Products Co. Bank Loan 7.53s, 2006                                              1,999,012
                                                                                                            --------------
                                                                                                                15,146,993

Cable Television (4.4%)
--------------------------------------------------------------------------------------------------------------------------
          5,000,000  21st Century Telecom Group, Inc. sr. disc. notes stepped-
                       coupon zero % (12 1/4s, 2/15/03), 2008 (STP)                                              1,750,000
          7,990,000  Acme Television sr. disc. notes stepped-coupon zero %
                       (10 7/8s, 9/30/00), 2004 (STP)                                                            6,751,550
            760,000  Adelphia Communications Corp. sr. notes Ser. B,
                       9 7/8s, 2007                                                                                845,500
          2,980,000  Adelphia Communications Corp. 144A sr. notes
                       8 3/8s, 2008                                                                              3,076,850
          1,400,000  Century Communications Corp. sr. notes 9 1/2s, 2005                                         1,571,500
          2,550,000  Century Communications Corp. sr. notes 8 7/8s, 2007                                         2,830,500
          1,110,000  Century Communications Corp. sr. notes 8 3/4s, 2007                                         1,232,100
            560,000  Charter Communications International, Inc. disc. notes
                       Ser. B, stepped-coupon zero % (14s, 3/15/01), 2007 (STP)                                    518,000
          1,900,000  Comcast Corp. sr. sub. notes 9 1/2s, 2008                                                   2,004,462
          2,500,000  Comcast Corp. sr. sub. notes 9 3/8s, 2005                                                   2,660,725
            170,000  CSC Holdings, Inc. sr. sub. deb. 10 1/2s, 2016                                                203,575
            210,000  CSC Holdings, Inc. sr. sub. notes 9 1/4s, 2005                                                225,225
            680,000  CSC Holdings, Inc. deb. 7 7/8s, 2018                                                          696,708
          5,550,000  CSC Holdings, Inc. sr. notes 7 1/4s, 2008                                                   5,575,086
          2,505,000  Diamond Cable Communication Co. sr. disc. notes stepped-coupon zero % (10 3/4s, 2/15/02), 2007
                       (United Kingdom) (STP)                                                                    1,960,163
          3,540,000  Fox Family Worldwide, Inc. sr. notes 9 1/4s, 2007                                           3,398,400
          1,000,000  Lenfest Communications, Inc. sr. sub. notes 10 1/2s, 2006                                   1,180,000
          2,250,000  Lenfest Communications, Inc. sr. sub. notes 8 1/4s, 2008                                    2,351,250
          3,200,000  Marcus Cable Co. (L.P.) sr. disc. notes stepped-coupon
                       zero % (14 1/4s, 6/15/00), 2005 (STP)                                                     3,172,000
          1,650,000  NTL Inc. 144A sr. notes 11 1/2s, 2008                                                       1,864,500
          4,920,000  NTL Inc. sr. notes Ser. B, stepped-coupon zero %
                       (9 3/4s, 4/1/03), 2008 (STP)                                                              3,345,600
          1,290,000  Supercanal Holdings S.A. 144A sr. notes 11 1/2s,
                       2005 (Argentina)                                                                            593,400
            670,000  TeleWest Communications PLC 144A sr. notes 11 1/4s,
                       2008 (United Kingdom)                                                                       787,250
          5,035,000  United International Holdings sr. disc. notes Ser. B,
                       stepped-coupon  zero % (10 3/4s, 2/15/03), 2008 (STP)                                     3,323,100
                                                                                                            --------------
                                                                                                                51,917,444

Cellular Communications (2.4%)
--------------------------------------------------------------------------------------------------------------------------
          3,865,000  Dobson Communications Corp. sr. notes 11 3/4s, 2007                                         4,135,550
          5,400,000  McCaw International Ltd sr. disc. notes stepped-coupon
                       zero % (13s, 4/15/02), 2007 (STP)                                                         2,808,000
          1,330,000  NEXTEL Communications, Inc. sr. disc. notes stepped-
                       coupon zero % (12 1/8s, 4/15/03), 2008 (STP)                                                561,925
          5,450,000  NEXTEL Communications, Inc. 144A sr. notes 12s, 2008                                        6,144,875
          7,790,000  NEXTEL Communications, Inc. sr. disc. notes stepped-
                       coupon zero % (10.65s, 9/15/02), 2007 (STP)                                               5,316,675
          4,980,000  NEXTEL Communications, Inc. sr. disc. notes stepped-
                       coupon zero % (9.95s, 2/15/03), 2008 (STP)                                                3,187,200
          4,395,000  NEXTEL Communications, Inc. sr. disc. notes stepped-
                       coupon zero % (9 3/4s, 10/31/02), 2007 (STP)                                              2,867,738
          2,790,000  Price Communications Wireless, Inc. 144A sr. notes
                       9 1/8s, 2006                                                                              2,929,500
                                                                                                            --------------
                                                                                                                27,951,463

Chemicals (1.5%)
--------------------------------------------------------------------------------------------------------------------------
          2,150,000  Acetex Corp. sr. notes 9 3/4s, 2003 (Canada)                                                2,085,500
            625,000  ARCO Chemical Co. deb. 9.9s, 2000                                                             629,306
          3,830,000  Geo Specialty Chemicals, Inc. 144A sr. sub. notes
                       10 1/8s, 2008                                                                             3,791,700
          1,160,000  Huntsman Corp. 144A sr. sub. notes 9 1/2s, 2007                                             1,171,600
            645,000  Huntsman Corp. 144A sr. sub. notes FRN 9.188s, 2007                                           593,400
          2,000,000  Lyondell Petrochemical Bank Loan D 7 1/4s, 2000                                             1,947,500
          2,000,000  Lyondell Petrochemical Bank Loan C 7 1/4s, 1999                                             1,947,500
          1,575,000  PCI Chemicals & Pharmaceuticals company guaranty
                       9 1/4s, 2007 (India)                                                                      1,118,250
          2,500,000  Pioneer Americas Acquisition 144A sr. notes 9 1/4s, 2007                                    1,875,000
          2,350,000  Scotts Co 144A sr. sub. notes 8 5/8s, 2009                                                  2,420,500
            130,000  Sterling Chemicals Holdings sr. disc. notes stepped-
                       coupon zero % (13 1/2s, 8/15/01), 2008 (STP)                                                 48,100
          1,490,000  Trikem S.A. 144A bonds 10 5/8s, 2007 (Brazil)                                                 551,300
                                                                                                            --------------
                                                                                                                18,179,656

Computer Services (1.4%)
--------------------------------------------------------------------------------------------------------------------------
          4,990,000  IPC Information Systems sr. disc. notes stepped-coupon
                       zero % (10 7/8s, 11/1/01), 2008 (STP)                                                     3,193,600
          2,280,000  PSINet, Inc. 144A sr. notes 11 1/2s, 2008                                                   2,547,900
            610,000  PSINet, Inc. sr. notes Ser. B, 10s, 2005                                                      631,350
          1,860,000  Unisys Corp. sr. notes Ser. B, 12s, 2003                                                    2,069,250
          4,000,000  Unisys Corp. sr. notes 11 3/4s, 2004                                                        4,600,000
          1,150,000  Verio Inc. 144A sr. notes 11 1/4s, 2008                                                     1,242,000
          2,590,000  Viasystems, Inc. sr. sub notes 9 3/4s, 2007                                                 2,441,075
            310,000  Viasystems, Inc. 144A sr. notes 9 3/4s, 2007                                                  287,525
                                                                                                            --------------
                                                                                                                17,012,700

Consumer Durable Goods (1.2%)
--------------------------------------------------------------------------------------------------------------------------
          1,830,000  Albecca Inc. 144A sr. sub. notes 10 3/4s, 2008                                              1,610,400
          1,850,000  Doskocil Manufacturing Co 144A sr. sub. notes
                       10 1/8s, 2007                                                                             1,517,000
          1,745,000  Hedstrom Holdings, Inc. 144A sr. disc. notes stepped-
                       coupon zero % (12s, 6/1/02), 2009 (STP)                                                     698,000
          5,890,000  Samsonite Corp. sr. sub. notes 10 3/4s, 2008                                                4,476,400
          4,000,000  Sealy Mattress Co. 144A sr. sub. notes Ser. B, 9 7/8s, 2007                                 3,880,000
          1,500,000  Signature Brands Ltd. sr. sub. notes 13s, 2002 (Canada)                                     1,657,500
                                                                                                            --------------
                                                                                                                13,839,300

Consumer Non Durables (0.5%)
--------------------------------------------------------------------------------------------------------------------------
          2,835,000  Amscan Holdings, Inc. sr. sub. notes 9 7/8s, 2007                                           2,565,675
          3,600,000  Doane Products Co. 144A sr. sub. notes 9 3/4s, 2007                                         3,798,000
                                                                                                            --------------
                                                                                                                 6,363,675

Consumer Products (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          5,880,000  Iron Age Holdings Corp. sr. disc. notes stepped-coupon
                       zero % (12 1/8s, 5/1/03), 2009 (STP)                                                      2,058,000
          1,830,000  Iron Age Holdings Corp. company guaranty 9 7/8s, 2008                                       1,372,500
                                                                                                            --------------
                                                                                                                 3,430,500

Consumer Services (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          2,476,000  Coinmach Corp. sr. notes 11 3/4s, 2005                                                      2,723,600
            740,000  Protection One, Inc. sr. disc. notes stepped-coupon zero %
                       (13 5/8s, 6/30/00), 2005 (STP)                                                              843,600
                                                                                                            --------------
                                                                                                                 3,567,200

Cosmetics (0.9%)
--------------------------------------------------------------------------------------------------------------------------
          2,350,000  Chattem, Inc. company guaranty Ser. B, 8 7/8s, 2008                                         2,397,000
          2,150,000  French Fragrances, Inc. company guaranty Ser. D,
                       10 3/8s, 2007                                                                             2,150,000
          1,220,000  French Fragrances, Inc. sr. notes Ser. B, 10 3/8s, 2007                                     1,207,800
          1,050,000  Revlon Consumer Products sr. notes 9s, 2006                                                 1,015,875
          4,000,000  Revlon Consumer Products sr. sub. notes 8 5/8s, 2008                                        3,480,000
                                                                                                            --------------
                                                                                                                10,250,675

Electric Utilities (1.1%)
--------------------------------------------------------------------------------------------------------------------------
            500,000  AES China Generating Co. sr. notes 10 1/8s, 2006 (China)                                      324,991
          2,500,000  Calpine Corp. sr. notes 10 1/2s, 2006                                                       2,725,000
          1,300,000  Calpine Corp. sr. notes 8 3/4s, 2007                                                        1,324,310
          3,000,000  Calpine Corp. sr. notes 7 7/8s, 2008                                                        3,045,000
          3,090,000  Cleveland Electric Illuminating Co. 144A bonds 6.86s, 2008                                  3,095,995
            150,000  Midland Funding Corp. deb. Ser. B, 13 1/4s, 2006                                              184,980
          1,370,000  Midland Funding Corp. deb. Ser. A, 11 3/4s, 2005                                            1,598,722
            804,951  Midland Funding Corp. I deb. Ser. C-94, 10.33s, 2002                                          846,607
                                                                                                            --------------
                                                                                                                13,145,605

Electrical Equipment (--%)
--------------------------------------------------------------------------------------------------------------------------
            130,000  Samsung Electronics 144A company guaranty
                       9 3/4s, 2003                                                                                129,350

Electronic Components (1.0%)
--------------------------------------------------------------------------------------------------------------------------
            335,000  Details, Inc. sr. sub. notes Ser. B, 10s, 2005                                                308,200
          1,000,000  DII Group, Inc. (The) sr. sub. notes 8 1/2s, 2007                                           1,000,000
          3,810,000  Flextronics International Ltd. sr. sub. notes Ser. B,
                       8 3/4s, 2007                                                                              3,952,875
          2,875,000  HCC Industries, Inc. company guaranty 10 3/4s, 2007                                         2,760,000
          4,150,000  Metromedia Fiber Network, Inc. 144A sr. notes 10s, 2008                                     4,336,750
                                                                                                            --------------
                                                                                                                12,357,825

Electronics (0.8%)
--------------------------------------------------------------------------------------------------------------------------
          1,620,000  Celestica International Ltd. 144A sr. sub. notes 10 1/2s,
                       2006 (Canada)                                                                             1,790,100
          6,790,000  Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                                                 7,061,600
                                                                                                            --------------
                                                                                                                 8,851,700

Energy-Related (1.7%)
--------------------------------------------------------------------------------------------------------------------------
          3,400,000  CalEnergy, Inc. sr. notes 7.63s, 2007                                                       3,597,030
            250,000  CE Casecnan Water & Energy sr. notes Ser. A, 11.45s,
                       2005 (Philippines)                                                                          207,500
          2,610,000  Gothic Production Corp. company guaranty Ser. B,
                       11 1/8s, 2005                                                                             1,696,500
          5,650,000  Niagara Mohawk Power Corp. sr. notes Ser. G, 7 3/4s,
                       2008                                                                                      6,064,767
            500,000  Panda Global Energy Co. company guaranty 12 1/2s,
                       2004 (China)                                                                                210,000
          3,000,000  RAM Energy Inc. sr. notes 11 1/2s, 2008                                                     1,980,000
          1,466,379  Subic Power Corp. 144A sec. 9 1/2s, 2008                                                    1,026,466
          5,670,000  York Power Funding 144A notes 12s, 2007
                       (Cayman Islands)                                                                          5,726,700
                                                                                                            --------------
                                                                                                                20,508,963

Entertainment (0.9%)
--------------------------------------------------------------------------------------------------------------------------
          2,080,000  AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2009                                         2,038,400
          4,580,000  ITT Corp. notes 6 3/4s, 2005                                                                4,144,534
             50,000  SFX Entertainment, Inc. 144A company guaranty
                       Ser. B, 9 1/8s, 2008                                                                         51,250
          1,385,000  Silver Cinemas International 144A sr. sub. notes
                       10 1/2s, 2005                                                                               817,150
          4,075,000  United Artists Theatre sr. sub. notes Ser. B, 9 3/4s, 2008                                  3,636,938
                                                                                                            --------------
                                                                                                                10,688,272

Environmental Control (0.4%)
--------------------------------------------------------------------------------------------------------------------------
          5,100,000  Allied Waste Industries, Inc. company guaranty Ser. B,
                       7 7/8s, 2009                                                                              5,227,500

Financial Services (1.1%)
--------------------------------------------------------------------------------------------------------------------------
          2,400,000  Aames Financial Corp. sr. notes 9 1/8s, 2003                                                1,680,000
          1,590,000  Capital One Financial Corp. notes 7 1/8s, 2008                                              1,471,307
              5,000  Colonial Capital II 144A company guaranty 8.92s, 2027                                           4,852
            700,000  Contifinancial Corp. sr. notes 8 3/8s, 2003                                                   448,000
            780,000  Imperial Credit Capital Trust I 144A company guaranty
                       10 1/4s, 2002                                                                               585,000
          1,300,000  Imperial Credit Industries, Inc. sr. notes 9 7/8s, 2007                                       997,750
          1,300,000  Local Financial Corp. 144A sr. notes 11s, 2004                                              1,339,000
          3,075,000  Nationwide Credit Inc. sr. notes Ser. A, 10 1/4s, 2008                                      2,367,750
            185,000  Ocwen Capital Trust I company guaranty 10 7/8s, 2027                                          149,850
             20,000  Ocwen Federal Bank FSB sub. deb. 12s, 2005                                                     19,500
          4,040,000  Resource America Inc. 144A sr. notes 12s, 2004                                              3,595,600
                                                                                                            --------------
                                                                                                                12,658,609

Food and Beverages (0.9%)
--------------------------------------------------------------------------------------------------------------------------
          3,025,000  Aurora Foods, Inc. sr. sub. notes Ser. B, 9 7/8s, 2007                                      3,297,250
          1,270,000  Aurora Foods, Inc. 144A ser. sub. notes Ser. D, 9 7/8s, 2007                                1,384,300
            780,000  Canandaigua Wine Co. sr. sub. notes Ser. C, 8 3/4s, 2003                                      793,650
            245,000  Eagle Family Foods company guaranty Ser. B, 8 3/4s, 2008                                      222,950
          1,645,000  RAB Enterprises, Inc. 144A sr. notes 10 1/2s, 2005                                          1,217,300
          1,800,000  RAB Food Holdings, Inc. 144A sr. notes 13s, 2008                                            1,260,000
          2,500,000  Trairc Consumer Products, Inc. 144A sr. sub. notes
                       10 1/4s, 2009                                                                             2,456,250
                                                                                                            --------------
                                                                                                                10,631,700

Food Chains (0.8%)
--------------------------------------------------------------------------------------------------------------------------
          2,000,000  Ameriserve Food Co. company guaranty 10 1/8s, 2007                                          1,520,000
          1,000,000  Ameriserve Food Co. company guaranty 8 7/8s, 2006                                             840,000
            630,000  Southland Corp. deb. 4s, 2004                                                                 492,975
          2,000,000  Southland Corp. deb. Ser. A, 4 1/2s, 2004                                                   1,680,000
          4,570,000  Tricon Global Restaurants, Inc. sr. notes 7.45s, 2005                                       4,613,278
                                                                                                            --------------
                                                                                                                 9,146,253

Gaming (2.3%)
--------------------------------------------------------------------------------------------------------------------------
          4,935,000  Argosy Gaming Co. company guaranty 13 1/4s, 2004                                            5,564,213
            910,000  Autotote Corp. company guaranty Ser. B, 10 7/8s, 2004                                         950,950
          1,250,000  Aztar Corp. sr. sub. notes 13 3/4s, 2004                                                    1,375,000
          2,450,000  Boyd Gaming Corp. sr. sub. notes 9 1/2s, 2007                                               2,511,250
            360,000  Circus Circus Enterprises, Inc. sr. sub. notes 9 1/4s, 2005                                   367,200
          1,190,000  Circus Circus Enterprises, Inc. sr. notes 6.45s, 2006                                       1,059,171
          2,475,000  Coast Hotels & Casinos, Inc. 1st mtge. company guaranty
                       Ser. B, 13s, 2002                                                                         2,799,844
            100,000  Colorado Gaming & Entertainment Co. sr. notes 12s, 2003                                       106,500
            230,000  Fitzgeralds Gaming Corp. company guaranty Ser. B,
                       12 1/4s, 2004                                                                               104,650
          1,560,000  Harrahs Entertainment, Inc. company guaranty
                       7 7/8s, 2005                                                                              1,560,000
          1,220,000  Harrahs Entertainment, Inc. company guaranty
                       7 1/2s, 2009                                                                              1,212,741
            300,000  Harveys Casino Resorts sr. sub. notes 10 5/8s, 2006                                           316,500
          2,110,000  Hollywood Park Inc. 144A sr. sub. notes 9 1/4s, 2007                                        2,110,000
            650,000  Isle of Capri Black Hawk LLC 144A 1st mortgage Ser. B,
                       13s, 2004                                                                                   705,250
          2,500,000  Mohegan Tribal Gaming, Auth. 144A sr. sub. notes
                       8 3/4s, 2009                                                                              2,537,500
          1,890,000  Park Place Entertainment sr. sub. notes 7 7/8s, 2005                                        1,852,200
            900,000  Trump A.C. 1st mtge. 11 1/4s, 2006                                                            765,000
          1,520,000  Trump Castle Funding 144A sub. notes 10 1/4s, 2003                                          1,535,200
                                                                                                            --------------
                                                                                                                27,433,169

Health Care (3.7%)
--------------------------------------------------------------------------------------------------------------------------
          3,080,000  Columbia/HCA Healthcare Corp. med. term notes
                       8.85s, 2007                                                                               3,072,485
            720,000  Columbia/HCA Healthcare Corp. deb. 8.36s, 2024                                                679,752
          2,000,000  Columbia/HCA Healthcare Corp. notes 7 1/4s, 2008                                            1,808,880
            400,000  Columbia/HCA Healthcare Corp. notes 7s, 2007                                                  358,464
            240,000  Columbia/HCA Healthcare Corp. med term notes
                       6.63s, 2045                                                                                 225,660
          3,630,000  Conmed Corp. company guaranty 9s, 2008                                                      3,630,000
          3,500,000  Extendicare Health Services, Inc. company guaranty
                       9.35s, 2007                                                                               3,045,000
          2,690,000  Global Health Sciences company guaranty 11s, 2008                                           1,640,900
            485,000  Hudson Respiratory Care, Inc. sr. sub. notes 9 1/8s, 2008                                     392,850
          3,130,000  Integrated Health Services, Inc. sr. sub. notes Ser. A,
                       9 1/2s, 2007                                                                              2,347,500
          1,000,000  Integrated Health Services, Inc. sr. sub. notes Ser. A,
                       9 1/4s, 2008                                                                                740,000
          2,170,000  Magellan Health Services, Inc. sr. sub. notes 9s, 2008                                      1,855,350
          1,000,000  Magellan Health Services bank term loan 8s, 2005                                              910,000
          9,010,000  Mariner Post-Acute Network, Inc. sr. sub. notes Ser. B,
                       stepped-coupon zero % (10 1/2s, 11/1/02), 2007 (STP)                                      2,612,900
          1,050,000  Mariner Post-Acute Network, Inc. sr. sub. notes Ser. B,
                       9 1/2s, 2007                                                                                525,000
          2,495,000  MedPartners, Inc. sr. notes 7 3/8s, 2006                                                    2,158,175
          2,000,000  MedPartners, Inc. sr. sub. notes 6 7/8s, 2000                                               1,875,000
          4,370,000  Multicare Cos., Inc. sr. sub. notes 9s, 2007                                                3,364,900
          1,498,125  Patriot American Hospital bank term loan B 8 1/8s, 2003                                     1,486,889
            650,000  Quorum Health Group, Inc. sr. sub. notes 8 3/4s, 2005                                         617,500
             90,000  Sun Healthcare Group, Inc. sr. sub. notes Ser. B,
                       9 1/2s, 2007                                                                                 27,000
          3,500,000  Sun Healthcare Group, Inc. 144A sr. sub. notes
                       9 3/8s, 2008                                                                              1,050,000
          2,000,000  Tenet Healthcare Corp. sr. sub. notes 8 5/8s, 2007                                          2,000,000
          4,500,000  Tenet Healthcare Corp. 144A sr. sub. notes 8 1/8s, 2008                                     4,387,500
          2,340,000  Tenet Healthcare Corp. sr. notes 8s, 2005                                                   2,328,300
                                                                                                            --------------
                                                                                                                43,140,005

Insurance (0.5%)
--------------------------------------------------------------------------------------------------------------------------
          4,000,000  Reliance Group Holdings, Inc. sr. notes 9s, 2000                                            4,113,080
            560,000  Superior Financial 144A sr. notes 8.65s, 2003                                                 527,100
          2,000,000  Vesta Insurance Group, Inc. 144A company guaranty
                       8.525s, 2027                                                                              1,600,960
                                                                                                            --------------
                                                                                                                 6,241,140

Lodging (1.6%)
--------------------------------------------------------------------------------------------------------------------------
          1,150,000  Epic Resorts LLC company guaranty Ser. B, 13s, 2005                                         1,092,500
          2,570,000  Host Marriott Travel Plaza sr. notes Ser. B, 9 1/2s, 2005                                   2,685,650
          1,200,000  Host Marriott L.P. 144A sr. notes 8 3/8s, 2006                                              1,194,000
          5,020,000  HMH Properties, Inc. company guaranty Ser. B, 7 7/8s, 2008                                  4,794,100
          8,500,000  Starwood Hotels Resorts Bank Loan 7.861s, 2003                                              8,489,375
                                                                                                            --------------
                                                                                                                18,255,625

Machinery (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          3,700,000  Newcor, Inc. company guaranty Ser. B, 9 7/8s, 2008                                          3,256,000

Media (0.8%)
--------------------------------------------------------------------------------------------------------------------------
          1,700,000  Ackerly Group, Inc. 144A sr. sub. notes 9s, 2009                                            1,763,750
          4,220,000  Paramount Communications, Inc. deb. 7 1/2s, 2023                                            4,080,782
          2,400,000  Paramount Communications, Inc. sr. notes 7 1/2s, 2002                                       2,469,576
          3,044,000  RBS Participacoes S.A. 144A company guaranty 11s,
                       2007 (Brazil)                                                                             1,126,280
                                                                                                            --------------
                                                                                                                 9,440,388

Medical Supplies and Devices (0.9%)
--------------------------------------------------------------------------------------------------------------------------
          2,500,000  ALARIS Medical Systems, Inc. company guaranty
                       9 3/4s, 2006                                                                              2,525,000
          2,500,000  Kinetic Concepts, Inc. company guaranty Ser. B,
                       9 5/8s, 2007                                                                              2,387,500
          2,680,000  Leiner Health Products sr. sub. notes 9 5/8s, 2007                                          2,767,100
          1,200,000  Mediq, Inc. deb. stepped-coupon zero % (13s, 6/1/03),
                       2009 (STP)                                                                                  480,000
          2,570,000  Mediq, Inc. company guaranty 11s, 2008                                                      2,313,000
                                                                                                            --------------
                                                                                                                10,472,600

Metals and Mining (1.0%)
--------------------------------------------------------------------------------------------------------------------------
             35,000  Anker Coal Group, Inc. sr. notes Ser. B, 9 3/4s, 2007                                          19,250
          2,070,000  Lodestar Holdings, Inc. company guaranty 11 1/2s, 2005                                      1,718,100
          2,145,000  Kaiser Aluminum & Chemical Corp. sr. sub. notes
                       12 3/4s, 2003                                                                             2,075,288
          3,000,000  P & L Coal Holdings Corp. company guaranty Ser. B,
                       9 5/8s, 2008                                                                              3,075,000
          3,225,000  Weirton Steel Co. sr. notes 11 3/8s, 2004                                                   3,015,375
          1,955,000  WHX Corp. sr. notes 10 1/2s, 2005                                                           1,911,013
                                                                                                            --------------
                                                                                                                11,814,026

Motion Picture Distribution (0.6%)
--------------------------------------------------------------------------------------------------------------------------
          5,000,000  Cinemark USA, Inc. sr. sub. notes Ser. D, 9 5/8s,
                       2008 (Mexico)                                                                             5,137,500
          1,393,000  United Artist Term Loan B 8.438s, 2006                                                      1,370,364
                                                                                                            --------------
                                                                                                                 6,507,864

Oil and Gas (3.6%)
--------------------------------------------------------------------------------------------------------------------------
          2,100,000  Belco Oil & Gas Corp. company guaranty Ser. B,
                       10 1/2s, 2006                                                                             2,079,000
            145,000  Benton Oil & Gas Co. sr. notes 9 3/8s, 2007                                                    64,888
          2,890,000  Chesapeake Energy Corp. company guaranty Ser. B,
                       9 5/8s, 2005                                                                              1,878,500
            890,000  Eagle Geophysical, Inc. company guaranty Ser. B,
                       10 3/4s, 2008                                                                               534,000
            895,000  Flores & Rucks, Inc. sr. sub. notes 9 3/4s, 2006                                              915,138
            220,000  Gothic Energy Corp. sr. disc. notes Ser. B, stepped-
                       coupon zero % (14 1/8s, 5/1/03), 2006 (STP)                                                  66,000
          3,130,000  Gulf Canada Resources, Ltd. sr. notes 8 3/8s, 2005 (Canada)                                 3,098,700
          1,600,000  HS Resources, Inc. sr. sub. notes Ser. B, 9 1/4s, 2006                                      1,520,000
          1,200,000  Kelley Oil & Gas Corp. sr. sub. notes Ser. B, 10 3/8s, 2006                                   768,000
          2,650,000  Michael Petroleum Corp. sr. notes Ser. B, 11 1/2s, 2005                                     1,881,500
            700,000  Northern Offshore 144A company guaranty 10s, 2005                                             322,000
          2,000,000  Ocean Energy, Inc. company guaranty Ser. B, 8 7/8s, 2007                                    1,860,000
          4,810,000  Ocean Energy, Inc. company guaranty Ser. B, 8 3/8s, 2008                                    4,449,250
          2,525,000  Petroleos Mexicanos 144A 9 3/8s, 2008                                                       2,487,125
          2,700,000  Pogo Producing Co. sr. sub. notes Ser. B, 8 3/4s, 2007                                      2,416,500
          2,540,000  Seven Seas Petroleum sr. notes Ser. B, 12 1/2s, 2005                                        1,600,200
          3,000,000  Snyder Oil Corp. sr. sub. notes 8 3/4s, 2007                                                2,985,000
          2,315,000  Stone Energy Corp. company guaranty 8 3/4s, 2007                                            2,245,550
            160,000  Transamerican Energy sr. disc. notes Ser. B, stepped-
                       coupon zero % (13s, 6/15/99), 2002 (STP)                                                     48,000
          2,215,000  Transamerican Energy sr. notes Ser. B, 11 1/2s, 2002                                          664,500
          1,500,000  Transamerican Refining Corp. 144A sr. sub. notes 16s, 2003                                    150,000
          1,380,000  Triton Energy Ltd. sr. notes 9 1/4s, 2005                                                   1,250,666
          4,680,000  Triton Energy Ltd. sr. notes 8 3/4s, 2002                                                   4,250,470
          4,440,000  Vintage Petroleum 144A sr. sub. notes 9 3/4s, 2009                                          4,329,000
                                                                                                            --------------
                                                                                                                41,863,987

Packaging and Containers (1.5%)
--------------------------------------------------------------------------------------------------------------------------
          3,000,000  AEP Industries, Inc. sr. sub. notes 9 7/8s, 2007                                            3,015,000
          2,000,000  Ball Corp. company guaranty 7 3/4s, 2006                                                    2,040,000
            440,000  Owens-Illinois, Inc. deb. 7.8s, 2018                                                          424,961
          3,440,000  Owens-Illinois, Inc. sr. notes 7.35s, 2008                                                  3,402,022
          1,130,000  Radnor Holdings Inc. sr. notes 10s, 2003                                                    1,175,200
          5,100,000  Riverwood International Corp. company guaranty
                       10 7/8s, 2008                                                                             4,641,000
          2,250,000  Riverwood International Corp. company guaranty
                       10 5/8s, 2007                                                                             2,295,000
            510,000  Riverwood International Corp. company guaranty
                       10 1/4s, 2006                                                                               515,100
                                                                                                            --------------
                                                                                                                17,508,283

Paper and Forest Products (1.2%)
--------------------------------------------------------------------------------------------------------------------------
            125,000  APP Finance II Mauritius Ltd. bonds stepped-coupon
                       zero % (16s, 2/15/04), 2049 (Indonesia) (STP)                                                52,500
            170,000  Boise Cascade Co. med. term notes Ser. A, 7.43s, 2005                                         162,423
          2,000,000  Boise Cascade Co. notes 7.35s, 2004                                                         1,931,340
          3,000,000  Consumers International 144A sr. notes 10 1/4s, 2005                                        3,165,000
          1,840,000  Impac Group Inc. company guaranty Ser. B, 10 1/8s, 2008                                     1,840,000
            895,000  Indah Kiat Financial Mauritius Ltd. company guaranty 10s,
                       2007 (Indonesia)                                                                            438,550
          3,500,000  Jefferson Smurfit bank term loan B 8.65s, 2006                                              3,500,000
          1,575,000  Pindo Deli Finance Mauritius Ltd. company guaranty
                       10 3/4s, 2007 (Indonesia)                                                                   803,250
          2,230,000  Republic Group Inc. sr. sub. notes 9 1/2s, 2008                                             2,257,875
                                                                                                            --------------
                                                                                                                14,150,938

Pharmaceuticals (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            850,000  Biovail Corp. International sr. notes 10 7/8s, 2005                                           862,750
            440,000  ICN Pharmaceuticals, Inc. 144A sr. notes 9 1/4s, 2005                                         453,750
                                                                                                            --------------
                                                                                                                 1,316,500

Photography (--%)
--------------------------------------------------------------------------------------------------------------------------
            310,000  PX Escrow Corp. sr. disc. notes stepped-coupon zero %
                       (9 5/8s, 2/1/02), 2006 (STP)                                                                173,600

Publishing (1.4%)
--------------------------------------------------------------------------------------------------------------------------
          5,000,000  Affinity Group Holdings sr. notes 11s, 2007                                                 5,000,000
          1,885,069  Alabama River Newsprint bank term loan 7.562s, 2002                                         1,413,802
          2,750,000  American Media Operation, Inc. sr. sub. notes 11 5/8s, 2004                                 2,832,500
          3,175,000  Garden State Newspapers, Inc. sr. sub. notes Ser. B,
                       8 3/4s, 2009                                                                              3,206,750
          2,550,000  Perry-Judd company guaranty 10 5/8s, 2007                                                   2,664,750
            912,957  Von Hoffman Press, Inc. 144A sr. sub. notes 13 1/2s, 2009                                     949,475
                                                                                                            --------------
                                                                                                                16,067,277

Recreation (0.9%)
--------------------------------------------------------------------------------------------------------------------------
            990,000  Premier Parks, Inc. sr. notes 9 1/4s, 2006                                                  1,039,500
          4,500,000  Premier Parks, Inc.144A sr. disc. notes stepped-coupon
                       zero % (10s, 4/1/03), 2008 (STP)                                                          3,138,750
          3,440,000  Six Flags Corp. sr. notes 8 7/8s, 2006                                                      3,543,200
          3,000,000  Sun International Hotels Ltd. sr. sub. notes 8 5/8s, 2007                                   3,090,000
                                                                                                            --------------
                                                                                                                10,811,450

REIT's (Real Estate Investment Trust) (0.2%)
--------------------------------------------------------------------------------------------------------------------------
          2,335,000  Tanger Properties Ltd. partnership gtd. notes 8 3/4s, 2001                                  2,312,234

Retail (1.4%)
--------------------------------------------------------------------------------------------------------------------------
          1,000,000  Community Distributors 144A company guaranty Ser. B,
                       10 1/4s, 2004                                                                               910,000
          3,090,000  Home Interiors & Gifts, Inc. company guaranty
                       10 1/8s, 2008                                                                             3,105,450
          2,125,000  Mothers Work, Inc. sr. notes 12 5/8s, 2005                                                  2,210,000
          2,500,000  NBTY Inc. 144A sr. sub. notes 8 5/8s, 2007                                                  2,400,000
          2,220,000  North Atlantic Trading  Co. company guaranty Ser. B,
                       11s, 2004                                                                                 2,242,200
          2,450,000  Specialty Retailers, Inc. company guaranty Ser. B,
                       8 1/2s, 2005                                                                              2,180,500
            410,000  United Stationer Supply, Inc. sr. sub. notes 8 3/8s, 2008                                     413,075
          3,000,000  William Carter Holdings Co. sr. sub. notes Ser. A,
                       10 3/8s, 2006                                                                             3,195,000
                                                                                                            --------------
                                                                                                                16,656,225

Satellite Services (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          2,850,000  Golden Sky Systems 144A sr. sub. notes 12 3/8s, 2006                                        3,106,500
            510,000  Satelites Mexicanos S.A. de C.V. 144A 10 1/8s, 2004                                           402,900
                                                                                                            --------------
                                                                                                                 3,509,400

Semiconductors (0.7%)
--------------------------------------------------------------------------------------------------------------------------
             59,431  Fairchild Semiconductor Corp. 144A sr. sub. notes
                       11.74s, 2008                                                                                 53,488
          5,000,000  Fairchild Semiconductor Corp. sr. sub. notes 10 1/8s, 2007                                  5,100,000
          3,590,000  Zilog, Inc. company guaranty Ser. B, 9 1/2s, 2005                                           3,159,200
                                                                                                            --------------
                                                                                                                 8,312,688

Shipping (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            830,000  Johnstown America Industries, Inc. company guaranty
                       Ser. C, 11 3/4s, 2005                                                                       892,250
            120,000  MC Shipping, Inc. sr. notes Ser. B, 11 1/4s, 2008                                              67,200
          2,440,000  Pegasus Shipping 144A company guaranty zero %, 2008
                       (Bermuda) (STP)                                                                           1,098,000
                                                                                                            --------------
                                                                                                                 2,057,450

Specialty Consumer Products (0.6%)
--------------------------------------------------------------------------------------------------------------------------
          2,680,000  Decora Industries, Inc. sr. sec. notes Ser. B, 11s, 2005                                    2,613,000
          1,185,000  Eye Care Centers of America 144A sr. sub. notes
                       9 1/8s, 2008                                                                              1,113,900
            375,000  Polymer Group, Inc. company guaranty Ser. B, 9s, 2007                                         382,500
          3,250,000  Polymer Group, Inc. company guaranty Ser. B, 8 3/4s, 2008                                   3,282,500
                                                                                                            --------------
                                                                                                                 7,391,900

Steel (1.7%)
--------------------------------------------------------------------------------------------------------------------------
          5,860,000  AK Steel Corp. 144A sr. notes 7 7/8s, 2009                                                  5,786,750
            980,000  Armco, Inc. 144A sr. notes 8 7/8s, 2008                                                     1,016,750
          1,820,000  Oregon Steel Mills 1st mortgage 11s, 2003                                                   1,892,800
          3,500,000  UCAR Global Enterprises sr. sub. notes Ser. B, 12s, 2005                                    3,692,500
          4,845,000  WCI Steel, Inc. sr. notes Ser. B, 10s, 2004                                                 4,978,238
          2,680,000  Wheeling -Pittsburgh Steel Corp. sr. notes 9 1/4s, 2007                                     2,626,400
                                                                                                            --------------
                                                                                                                19,993,438

Supermarkets (0.5%)
--------------------------------------------------------------------------------------------------------------------------
          3,000,000  Pathmark Stores sr. sub. notes 9 5/8s, 2003                                                 3,060,000
          2,200,000  Star Markets Co. sr. sub. notes 13s, 2004                                                   2,464,000
                                                                                                            --------------
                                                                                                                 5,524,000

Telecommunications (15.8%)
--------------------------------------------------------------------------------------------------------------------------
          2,100,000  Barak I.T.C. sr. disc. notes Ser. B, stepped-coupon zero %
                       (12 1/2s, 11/15/02), 2007 (Israel) (STP)                                                  1,134,000
          1,130,000  Bestel S.A. de C.V. sr. disc. notes stepped-coupon zero %
                       (12 3/4s, 5/15/03), 2005 (Mexico) (STP)                                                     644,100
          6,255,000  BTI Telecom Corp. sr. notes 10 1/2s, 2007                                                   5,004,000
          1,220,000  Caprock Communications Corp. sr. notes Ser. B, 12s, 2008                                    1,232,200
          5,725,000  COLT Telecommunications Group PLC sr. disc. notes stepped-coupon zero % (12s, 12/15/01), 2006
                       (United Kingdom) (STP)                                                                    4,866,250
          8,900,000  Covad Communications Group, Inc. sr. disc. notes Ser. B,
                        stepped-coupon zero % (13 1/2s, 03/15/03), 2008 (STP)                                    4,717,000
          1,330,000  Covad Communications Group, Inc. 144A sr. notes
                       12 1/2s, 2009                                                                             1,283,450
         10,180,000  Diva Systems Corp. 144A sr. disc. notes stepped-coupon
                       zero % (12 5/8s, 3/1/03), 2008 (STP)                                                      3,155,800
          8,880,000  DTI Holdings Inc. sr. disc. notes Ser. B, stepped-coupon
                       zero % (12 1/2s, 3/1/03), 2008 (STP)                                                      2,042,400
          5,610,000  Econophone, Inc. 144A notes stepped-coupon zero %
                       (11s, 2/15/03), 2008 (STP)                                                                2,805,000
          1,750,000  Esprit Telecom Group PLC sr. notes 11 1/2s, 2007
                       (United Kingdom)                                                                          1,850,450
          5,360,000  Firstworld Communication Corp. sr. disc. notes stepped-
                       coupon zero % (13, 4/15/03), 2008 (STP)                                                   1,929,600
         11,000,000  Focal Communications Corp. sr. disc. notes Ser. B,
                       stepped-coupon zero % (12 1/8s, 02/15/03), 2008 (STP)                                     5,500,000
         10,440,000  Global Crossing Holdings, Ltd. company guaranty
                       9 5/8s, 2008                                                                             10,962,000
          9,054,000  GST Telecommunications, Inc. company guaranty
                       stepped-coupon zero % (13 7/8s, 15/15/00), 2005 (STP)                                     6,405,705
         16,060,000  GST Telecommunications, Inc. 144A sr. disc. notes
                       stepped-coupon zero % (10 1/2s, 5/1/03), 2008 (STP)                                       7,628,500
          7,770,000  Hyperion Telecommunications, Inc. sr. disc. notes
                       Ser. B, stepped-coupon zero % (13s, 4/15/01), 2003 (STP)                                  5,982,900
             60,000  Hyperion Telecommunications Inc. 144A sr. sub. notes
                       12s, 2007                                                                                    60,150
          5,000,000  ICG Communications, Inc. sr. disc. notes stepped-coupon
                       zero % (10s, 02/15/03), 2008 (STP)                                                        2,962,500
          2,400,000  ICG Holdings, Inc. sr. disc. notes stepped-coupon zero %
                       (13 1/2s, 9/15/00), 2005 (Canada) (STP)                                                   2,082,000
          8,830,000  ICG Services, Inc. sr. disc. notes stepped-coupon zero %
                       (9 7/8s, 5/1/03), 2008 (STP)                                                              5,077,250
          5,000,000  Intelcom Group (USA), Inc. company guaranty stepped-
                       coupon zero % (12 1/2s, 5/1/01), 2006 (STP)                                               3,975,000
          1,020,000  Interact Systems, Inc. 144A units stepped-coupon zero %
                       (14s, 8/1/99), 2003 (STP)                                                                    35,700
          8,900,000  Intermedia Communications, Inc. sr. disc. notes Ser. B,
                       stepped-coupon zero % (11 1/4s, 7/15/02), 2007 (STP)                                      6,185,500
          4,760,000  Intermedia Communications, Inc. sr. notes Ser. B,
                       8.6s, 2008                                                                                4,486,300
          4,790,000  Intermedia Communications, Inc. sr. notes Ser. B,
                       8 1/2s, 2008                                                                              4,478,650
         10,275,000  International Cabletel, Inc. sr. notes Ser. B, stepped-coupon
                       zero % (11 1/2s, 2/01/01), 2006 (STP)                                                     9,042,000
          2,930,000  IXC Communications, Inc. sr. sub. notes 9s, 2008                                            3,061,850
         10,250,000  KMC Telecom Holdings, Inc. sr. disc. notes stepped-coupon
                       zero % (12 1/2s, 2/15/03), 2008 (STP)                                                     5,278,750
          5,580,000  Knology Holdings, Inc. sr. disc. notes stepped-coupon
                       zero % (11 7/8s, 10/15/02), 2007 (STP)                                                    2,929,500
          3,140,000  L-3 Communications Corp. sr. sub. notes 8 1/2s, 2008                                        3,249,900
            180,000  L-3 Communications Corp. company guaranty Ser. B,
                       8s, 2008                                                                                    181,800
          2,225,000  Logix Communications Enterprises sr. notes 12 1/4s, 2008                                    2,002,500
          1,170,000  Metrocall, Inc. 144A sr. sub. notes 11s, 2008                                               1,099,800
          7,470,000  MetroNet Communications Corp. 144A sr. notes
                       10 5/8s, 2008 (Canada)                                                                    8,403,750
          2,080,000  MetroNet Communications Corp. sr. disc. stepped-coupon
                       notes zero % (9.95s, 6/15/03), 2008 (Canada) (STP)                                        1,424,800
          6,835,000  Microcell Telecommunications sr. disc. notes Ser. B,
                       stepped-coupon zero % (14s, 12/1/01), 2006 (Canada) (STP)                                 5,433,825
            250,000  Netia Holdings B.V. 144A company guaranty stepped-
                       coupon zero % (11 1/4s, 11/1/01), 2007 (Poland) (STP)                                       152,500
            500,000  Netia Holdings B.V. 144A company guaranty 10 1/4s,
                       2007 (Poland)                                                                               450,000
          4,060,000  NorthEast Optic Network, Inc. sr. notes 12 3/4s, 2008                                       4,060,000
          8,640,000  Pathnet, Inc. sr. notes 12 1/4s, 2008                                                       4,838,400
          1,000,000  Primus Telecommunications Group, Inc. sr. notes
                       11 3/4s, 2004                                                                             1,020,000
          1,600,000  Primus Telecommunications Group, Inc. sr. notes Ser. B,
                       9 7/8s, 2008                                                                              1,512,000
          8,660,000  Qwest Communications International, Inc. sr. disc. notes
                       stepped-coupon zero % (9.47s, 10/15/02), 2007 (STP)                                       6,841,400
          6,460,000  Rhythms Netconnections, Inc. sr. disc. notes Ser. B,
                       stepped-coupon zero % (13 1/2s, 5/15/03), 2008 (STP)                                      3,230,000
            790,000  Rogers Cantel, Inc. sr. sub. notes 8.8s, 2007 (Canada)                                        809,750
          1,400,000  RSL Communications, Ltd. 144A sr. notes 10 1/2s,
                       2008 (United Kingdom)                                                                     1,428,000
            420,000  RSL Communications, Ltd. company guaranty, stepped-
                       coupon zero % (10 1/8s, 3/1/03), 2008 (STP)                                                 239,400
            285,000  RSL Communications, Ltd. company guaranty 9 1/8s, 2008                                        268,613
          1,070,000  Startec Global Communications Corp. sr. notes 12s, 2008                                       968,350
          5,000,000  Telecommunications Techniques, Inc. company guaranty
                       9 3/4s, 2008                                                                              5,025,000
          1,000,000  Telehub Communications Corp. company guaranty
                       stepped-coupon zero % (13 7/8s, 7/31/02), 2005 (STP)                                        590,000
          4,500,000  Time Warner Telecom Inc. sr. notes 9 3/4s, 2008                                             4,815,000
            300,000  USN Communications, Inc. sr. disc. notes Ser. B, stepped-
                       coupon zero % (14 5/8s, 8/15/00), 2004 (STP)                                                 30,000
          1,160,000  Versatel Teleco sr. notes 13 1/4s, 2008                                                     1,183,200
            670,000  Versatel Teleco 144A sr. notes 13 1/4s, 2008                                                  683,400
          7,000,000  WinStar Communications, Inc. sr. sub. notes stepped-
                       coupon zero % (15s, 3/1/02), 2007 (STP)                                                   5,810,000
          5,100,000  WinStar Communications, Inc. sr. sub. notes 11s, 2008                                       3,213,000
                                                                                                            --------------
                                                                                                               185,762,893

Telephone Services (4.3%)
--------------------------------------------------------------------------------------------------------------------------
            860,000  Allegiance Telecom, Inc. sr. notes 12 7/8s, 2008                                              924,500
          6,090,000  Allegiance Telecom, Inc. sr. disc. notes Ser. B, stepped-
                       coupon zero % (11 3/4s, 2/15/03), 2008 (STP)                                              3,532,200
          8,990,000  CellNet Data Systems, Inc. sr. disc. notes stepped-coupon
                       zero % (14s, 10/1/02), 2007 (STP)                                                         2,966,700
          4,230,000  Call-Net Enterprises, Inc. sr. disc. notes stepped-coupon
                       zero % (8.94s, 8/15/03), 2008 (Canada) (STP)                                              2,559,150
          3,425,000  E. Spire Communications, Inc. sr. disc. notes stepped-
                       coupon zero % (12 3/4s, 4/1/01), 2006 (STP)                                               2,055,000
          2,530,000  Facilicom International sr. notes Ser. B, 10 1/2s, 2008                                     1,872,200
          2,310,000  Flag Ltd. 144A sr. notes 8 1/4s, 2008 (Bermuda)                                             2,194,500
         10,500,000  Level 3 Communication, Inc. sr. notes 9 1/8s, 2008                                         10,224,375
            990,000  Long Distance International, Inc. 144A sr. notes
                       12 1/4s, 2008                                                                               693,000
          5,000,000  McLeod USA, Inc. sr. disc. notes stepped-coupon zero %
                       (10 1/2s, 3/1/02), 2007 (STP)                                                             3,950,000
            640,000  McLeod USA, Inc. 144A sr. notes 8 1/8s, 2009                                                  630,400
          5,195,000  OnePoint Communications, Corp. 144A sr. notes
                       14 1/2s, 2008                                                                             2,727,375
          5,090,000  Sprint Spectrum L.P. sr. disc. notes stepped-coupon
                       zero % (12 1/2s, 8/15/01), 2006 (STP)                                                     4,530,100
            440,000  Sprint Spectrum L.P. sr. notes 11s, 2006                                                      506,282
          2,740,000  US Xchange LLC sr. notes 15s, 2008                                                          2,877,000
          6,265,000  Viatel, Inc. sr. disc. notes stepped-coupon zero %
                       (12 1/2s, 4/15/03), 2008 (STP)                                                            3,759,000
          4,760,000  Viatel, Inc. sr. notes 11 1/4s, 2008                                                        4,902,800
                                                                                                            --------------
                                                                                                                50,904,582

Textiles (0.5%)
--------------------------------------------------------------------------------------------------------------------------
          3,700,000  Galey & Lord Inc. company guaranty 9 1/8s, 2008                                             2,793,500
          2,220,000  Glenoit Corp. company guaranty 11s, 2007                                                    2,042,400
          1,500,000  Westpoint Stevens, Inc. sr. notes 7 7/8s, 2008                                              1,545,000
                                                                                                            --------------
                                                                                                                 6,380,900

Transportation (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            540,000  Hermes Europe Railtel 144A sr. notes 11 1/2s, 2007
                       (Netherlands)                                                                               575,100
            500,000  Johnstown America Industries, Inc. sr. sub. notes
                       11 3/4s, 2005                                                                               537,500
          1,180,000  Kitty Hawk, Inc. company guaranty 9.95s, 2004                                               1,180,000
                                                                                                            --------------
                                                                                                                 2,292,600

Utilities (0.8%)
--------------------------------------------------------------------------------------------------------------------------
          5,000,000  CMS Energy Corp. pass-through certificates 7s, 2005                                         4,806,600
          2,450,000  CMS Energy Corp. sr. notes 6 3/4s, 2004                                                     2,394,875
            670,000  Public Service Co. of New Mexico sr. notes Ser. B,
                       7 1/2s, 2018                                                                                643,334
          1,900,000  Public Service Co. of New Mexico sr. notes Ser. A,
                       7.1s, 2005                                                                                1,904,541
                                                                                                            --------------
                                                                                                                 9,749,350

Wireless Communications (0.7%)
--------------------------------------------------------------------------------------------------------------------------
          2,480,000  American Mobile Satellite Corp. company guaranty
                       12 1/4s, 2008                                                                             1,202,800
          4,500,000  Clearnet Communications, Inc. sr. disc. notes
                       stepped-coupon zero % (14 3/4s, 12/15/00), 2005 (STP)                                     4,050,000
            370,000  Orbital Imaging Corp. sr. notes Ser. B, 11 5/8s, 2005                                         370,000
          4,380,000  Teligent, Inc. sr. disc. notes Ser. B, stepped-coupon zero %
                       (11 1/2s, 3/1/03), 2008 (STP)                                                             2,157,150
                                                                                                            --------------
                                                                                                                 7,779,950
                                                                                                            --------------
                     Total Corporate Bonds and Notes  (cost $1,115,138,441)                                 $1,042,442,365

PREFERRED STOCKS (4.3%)(a)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
              1,008  21st Century Telecom Group 144A 13.75% cum. pfd. (PIK)                                 $      504,000
             36,257  Adelphia Communications Corp. Ser. B, $13.00 cum. pfd.                                      4,151,427
             13,910  Brand Scaffold Services, Inc. 144A $3.625 pfd.                                                417,300
              6,500  California Federal Bancorp Inc. Ser. A, $2.281 pfd.                                           169,000
              3,290  Centaur Funding Corp 144A 9.08% pfd.  (Cayman Islands)                                      3,582,382
             18,000  Chevy Chase Capital Corp. Ser. A, $5.188 pfd.                                                 972,000
                831  Concentric Network Corp. Ser. B, 13.50% pfd. (PIK)                                            797,760
             32,271  CSC Holdings, Inc. Ser. M, $11.125 cum. pfd. (PIK)                                          3,856,385
              1,002  Dobson Communications Corp. 144A $12.25 pfd. (PIK)                                            901,800
          1,500,000  Fresenius Medical Capital Trust I company guaranty,
                       Ser. D, 9.00% pfd. (Germany)                                                              1,558,125
          1,500,000  Fresenius Medical Capital Trust II company guaranty,
                       7.875% pfd. (Germany)                                                                     1,515,000
             46,300  Global Crossing Holdings Ltd. 144A $10.50 pfd. (PIK)                                        4,537,400
              4,103  Granite Broadcasting 144A 12.75% pfd.  (PIK)                                                4,349,180
              2,000  ICG Holdings, Inc., 144A $14.00 pfd.  (Canada) (PIK)                                        2,010,000
              2,761  Intermedia Communication Ser. B, 13.50% pfd. (PIK)                                          2,747,195
              4,375  IXC Communications, Inc. $12.50 pfd. (PIK)                                                  4,746,875
             31,887  Lady Luck Gaming Corp. $11.25 pfd.                                                          1,275,480
              8,641  Nebco Evans Holding Co. 144A $11.25 pfd.  (PIK)                                               362,922
                612  NEXTEL Communications, Inc. Ser. E, $11.125 pfd. (PIK)                                        581,400
            100,000  Nextlink Communications, Inc. 144A $7.00 cum. pfd. (PIK)                                    5,150,000
                345  Paxson Communications Corp. 13.25% cum. pfd. (PIK)                                          2,829,000
              1,843  Spanish Broadcasting Systems 14.25% cum. pfd.  (PIK)                                        1,935,150
              1,089  Spanish Broadcasting Systems 144A 14.25% pfd. (PIK)                                         1,143,450
             84,745  TCR Holding Corp. Ser. E, zero %, pfd.                                                          4,491
              1,075  WinStar Communications, Inc. 144A $14.25 pfd. (PIK)                                           860,000
                                                                                                            --------------
                     Total Preferred Stocks   (cost $53,476,577)                                            $   50,957,722

BRADY BONDS (2.0%)(a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $    1,360,000  Argentina (Republic of) unsub. Ser. BGL4, 11s, 2006                                    $    1,229,168
            916,500  Argentina (Republic of) deb. FRB 6.1875s, 2005                                                751,530
          1,950,000  Brazil (Government of) bonds 9 3/8s, 2008                                                   1,365,000
         10,930,000  Brazil (Government of) disc. bonds FRB 6.625s, 2024                                         6,011,500
          6,665,000  Bulgaria (Government of) Ser. A, FRB, 6.688s, 2024                                          4,648,838
          1,480,000  Bulgaria (Government of) deb. Ser. PDI, FRB, 6.688s, 2011                                   1,006,400
            405,000  Bulgaria (Government of) Ser. A, FRB, 2 1/2s, 2012                                            240,975
          2,150,000  United Mexican States Ser. B, 6 1/4s, 2019                                                  1,604,545
          7,435,000  United Mexican States Ser. D, FRB, 6.098s, 2019                                             6,013,056
          1,071,425  Venezuela (Government of) deb. Ser. DL, FRB, 5.938s, 2007                                     665,676
                                                                                                            --------------
                     Total Brady Bonds   (cost $23,252,737)                                                 $   23,536,688

UNITS (1.5%)(a)
NUMBER OF UNITS                                                                                                      VALUE
--------------------------------------------------------------------------------------------------------------------------
              4,760  Birch Telecom, Inc. 144A units 14s, 2008                                               $    4,355,400
              5,710  Decrane Aircraft 144A units 12s, 2008                                                       5,710,000
              3,750  Network Plus 144A units pfd. 13.3s, 2009 (PIK)                                              3,825,000
              2,840  Carrier1 144A units pfd. 13 1/4s, 2009                                                      2,896,800
             17,605  XCL Ltd. 144A units cum. pfd. 9.50s, 2006                                                     774,620
                                                                                                            --------------
                     Total Units   (cost $18,969,860)                                                       $   17,561,820

FOREIGN GOVERNMENT BONDS AND NOTES (0.3%)(a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $    1,385,000  Korea (Republic of) unsub. 8 7/8s, 2008                                                $    1,468,793
          1,615,000  Russia (Government of) 144A bonds 12 3/4s, 2028                                               432,013
            830,000  Russia (Government of) 144A bonds 12 3/4s, 2028                                               222,025
          1,440,000  United Mexican States bonds 11 3/8s, 2016                                                   1,458,000
                                                                                                            --------------
                     Total Foreign Government Bonds and Notes
                       (cost $4,384,752)                                                                    $    3,580,831

WARRANTS (0.3%)(a)(NON)                                                                         EXPIRATION
NUMBER OF WARRANTS                                                                              DATE                 VALUE
--------------------------------------------------------------------------------------------------------------------------
                880  21st Century Telecom Group 144A                                            2/15/10     $       17,600
              3,020  Allegiance Telecom, Inc.                                                   2/3/08              84,560
              2,480  American Mobile Satellite Corp.                                            4/1/08               8,159
              1,130  Bestel SA  (Mexico)                                                        5/15/05              1,130
              3,000  CellNet Data Systems, Inc.                                                 10/1/07             60,000
                100  Club Regina, Inc. 144A                                                     4/15/06                100
              2,900  Covad Communications Group 144A
                       (acquired various dates from 8/18/98 to
                       8/26/98, cost $123,297) (RES)                                            3/15/08          1,664,600
             30,540  Diva Systems Corp.                                                         3/1/08             397,020
             14,400  DTI Holdings Inc.                                                          3/1/08                 144
                670  E. Spire Communications, Inc.                                              11/1/05              4,020
              1,150  Epic Resorts                                                               6/15/05                 12
              5,360  Firstworld Communication                                                   4/15/08             53,600
             43,776  ICG Communications                                                         10/15/05           875,516
              1,500  Insilco Holding Co.                                                        8/15/08                  2
                 20  Interact Systems, Inc.                                                     8/1/03                   2
              2,000  KMC Telecom Holdings, Inc.                                                 4/15/08              5,000
              2,290  Knology Holdings, Inc. 144A                                                10/15/07             3,435
              1,050  Long Distance International, Inc. 144A                                     4/13/08              2,625
              1,200  Mediq Inc. 144A                                                            6/1/09                  12
                650  MGC Communications, Inc. 144A                                              10/1/04             17,680
              5,195  Onepoint Communications, Inc.                                              6/1/08               5,195
                370  Orbital Imaging Corp. 144A                                                 3/1/05              14,800
              8,640  Pathnet, Inc. 144A                                                         4/15/08             86,400
              2,240  Paxson Communications Corp. 144A                                           6/30/03                 22
              8,840  Rhythms Netcon 144A                                                        5/15/08            176,800
              1,070  Startec Global Communications Corp.                                        5/15/08              1,070
              1,000  Telehub Communications Corp.                                               7/31/05              1,000
              1,500  Transamerican Refining Corp.                                               6/30/03                  2
              1,980  Versatel Teleco 144A                                                       5/15/08             79,200
                840  WAM!NET, Inc.                                                              3/1/05               6,720
                                                                                                            --------------
                     Total Warrants   (cost $2,350,571)                                                     $    3,566,426

CONVERTIBLE BONDS AND NOTES (0.2%)(a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
         $1,000,000  Argosy Gaming cv. sub. notes 12s, 2001                                                 $    1,022,500
          1,100,000  Exide Corp. 144A cv. sr. sub. notes 2.9s, 2005                                                627,000
            500,000  Lam Research Corp. cv. sub. notes 5s, 2002                                                    417,500
            390,000  WinStar Communications. Inc. 144A cv. sr. disc. notes
                       stepped-coupon zero % (14s, 10/15/00), 2005 (STP)                                           663,000
                                                                                                            --------------
                     Total Convertible Bonds and Notes   (cost $2,472,466)                                  $    2,730,000

CONVERTIBLE PREFERRED STOCKS  (0.2%) (a)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
             10,100  Chancellor Media Corp. $3.00 cv. cum. pfd.                                             $      898,900
              4,195  Chesapeake Energy Corp. $3.50 cum. cv. pfd.                                                    39,853
                 73  Paxson Communications Corp. 144A $9.75 cv. pfd. (PIK)                                         715,400
              2,835  Viatel, Inc. Ser. A, $10.00 cv. pfd. (PIK)                                                    354,375
              1,711  XCL Ltd $8.075 cv. pfd.                                                                        75,284
                                                                                                            --------------
                     Total Convertible Preferred Stocks   (cost $2,867,557)                                 $    2,083,812

COMMON STOCKS (--%)(a)(cost $--)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
                619  Mothers Work, Inc. (NON)                                                               $        6,654

SHORT-TERM INVESTMENTS (1.3%)(a)(cost $14,811,000)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $   14,811,000  Interest in $310,913,000 joint repurchase agreement dated February 26, 1999 with SBC Warburg
                       Securities due March 1, 1999 with respect to various
                       U.S. Treasury obligations -- maturity value of
                       $14,816,850 for an effective yield of 4.74%                                          $   14,811,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments  (cost $1,237,723,961) (b)                                           $1,161,277,318
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $1,177,737,576.

  (b) The aggregate identified cost on a tax basis is $1,237,748,939, resulting in gross unrealized appreciation and depreciation of $19,048,014 and $95,519,635, respectively, or net unrealized depreciation of $76,471,621.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin receiving interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at February 28, 1999 was $1,664,600 or 0.1% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities
      Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates shown at February 28, 1999, which are subject to change based on the terms of the security.

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
February 28, 1999 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $1,237,723,961) (Note 1)                                       $ 1,161,277,318
-----------------------------------------------------------------------------------------------
Cash                                                                                     56,638
-----------------------------------------------------------------------------------------------
Interest and other receivables                                                       23,496,851
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                               10,559,492
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                        5,025,213
-----------------------------------------------------------------------------------------------
Total assets                                                                      1,200,415,512

Liabilities
-----------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                 4,567,917
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                     10,681,563
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                            4,583,930
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          1,754,715
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              165,992
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                               966
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              2,951
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                  725,816
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  194,086
-----------------------------------------------------------------------------------------------
Total liabilities                                                                    22,677,936
-----------------------------------------------------------------------------------------------
Net assets                                                                       $1,177,737,576

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                  $1,285,551,420
-----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                            (1,866,342)
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments
(Notes 1 and 3)                                                                     (29,500,859)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                          (76,446,643)
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                       $1,177,737,576

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($462,564,821 divided by 59,447,653 shares)                                               $7.78
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $7.78)*                                    $8.17
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($676,910,767 divided by 87,000,642 shares)**                                             $7.78
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($38,261,988 divided by 4,916,950 shares)                                                 $7.78
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $7.78)*                                    $8.04
-----------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended February 28, 1999 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Interest (net of foreign tax $75,828)                                              $ 55,260,095
-----------------------------------------------------------------------------------------------
Dividend                                                                              2,245,649
-----------------------------------------------------------------------------------------------
Total investment income                                                              57,505,744

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      3,095,586
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                          572,263
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                         9,083
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          8,328
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                   471,676
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                 2,793,775
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                    63,873
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  32,341
-----------------------------------------------------------------------------------------------
Registration fees                                                                       116,525
-----------------------------------------------------------------------------------------------
Auditing                                                                                 23,832
-----------------------------------------------------------------------------------------------
Legal                                                                                     4,036
-----------------------------------------------------------------------------------------------
Postage                                                                                  41,142
-----------------------------------------------------------------------------------------------
Other expenses                                                                           50,138
-----------------------------------------------------------------------------------------------
Total expenses                                                                        7,282,598
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (148,107)
-----------------------------------------------------------------------------------------------
Net expenses                                                                          7,134,491
-----------------------------------------------------------------------------------------------
Net investment income                                                                50,371,253
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                    (25,621,677)
-----------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                                          16,845
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and futures during the period              1,647,542
-----------------------------------------------------------------------------------------------
Net loss on investments                                                             (23,957,290)
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                               $ 26,413,963
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                                                     For the period
                                                                                                    December 31, 1997
                                                                              Six months ended        (commencement
                                                                                   February 28,     of operations) to
                                                                                          1999*       August 31, 1998
---------------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------------
Net investment income                                                            $   50,371,253         $  16,146,259
---------------------------------------------------------------------------------------------------------------------
Net realized loss on investments                                                    (25,604,832)           (3,896,027)
---------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation
(depreciation) of investments                                                         1,647,542           (78,094,185)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                                      26,413,963           (65,843,953)
---------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                         (20,231,145)           (6,585,636)
---------------------------------------------------------------------------------------------------------------------
    Class B                                                                         (27,889,018)           (9,095,142)
---------------------------------------------------------------------------------------------------------------------
    Class M                                                                          (1,433,891)             (465,481)
---------------------------------------------------------------------------------------------------------------------
  In excess of net investment income
    Class A                                                                                  --            (1,095,167)
---------------------------------------------------------------------------------------------------------------------
    Class B                                                                                  --            (1,512,490)
---------------------------------------------------------------------------------------------------------------------
    Class M                                                                                  --               (77,408)
---------------------------------------------------------------------------------------------------------------------
  From return of capital
    Class A                                                                                  --            (1,043,290)
---------------------------------------------------------------------------------------------------------------------
    Class B                                                                                  --            (1,440,844)
---------------------------------------------------------------------------------------------------------------------
    Class M                                                                                  --               (73,741)
---------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                   458,840,392           827,268,427
---------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                        435,700,301           740,035,275

Net assets
---------------------------------------------------------------------------------------------------------------------
Beginning of period (Note 5)                                                        742,037,275             2,002,000
---------------------------------------------------------------------------------------------------------------------
End of period  (Including distributions in excess
of net investment income of $1,866,342 and
2,683,541, respectively)                                                         $1,177,737,576          $742,037,275
---------------------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Six months
                                                                                                       ended       For the period
Per-share                                                                                           February 28    Dec. 31, 1997+
operating performance                                                                               (Unaudited)     to August 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        1999             1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                    $8.02            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment activities
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (a)                                                                                .42              .41(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
loss on investments                                                                                     (.24)            (.47)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                    .18             (.06)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                       (.42)            (.32)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                                                                         --             (.05)
------------------------------------------------------------------------------------------------------------------------------------
Return of capital                                                                                                        (.05)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                     (.42)            (.42)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                          $7.78            $8.02
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                                                                  2.30*           (1.08)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                      $462,565         $278,847
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                                                                .53*             .84(d)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                                               5.33*            4.57(d)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                 25.84*           44.05*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expenses to average net assets for the period includes amounts paid through expense offset arrangements. (Note 2)

(d) Reflects an expense limitation in effect during the period (Note 2). As a result of such limitation, expenses for the fund reflect a reduction of less than $0.01 per share for class A, class B, and class M for the period ended August 31, 1998.





Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Six months
                                                                                                      ended         For the period
Per-share                                                                                          February 28      Dec. 31, 1997+
operating performance                                                                              (Unaudited)      to August 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        1999             1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                    $8.01            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment activities
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (a)                                                                                .40              .36(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
loss on investments                                                                                     (.24)            (.46)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                    .16             (.10)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                       (.39)            (.29)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                                                                         --             (.05)
------------------------------------------------------------------------------------------------------------------------------------
Return of capital                                                                                                        (.05)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                     (.39)            (.39)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                          $7.78            $8.01
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                                                                  2.05*           (1.58)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                      $676,911         $444,096
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                                                                .91*            1.34(d)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                                               5.12*            4.07(d)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                 25.84*           44.05*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expenses to average net assets for the period includes amounts paid through expense offset arrangements. (Note 2)

(d) Reflects an expense limitation in effect during the period (Note 2). As a result of such limitation, expenses for the fund reflect a reduction of less than $0.01 per share for class A, class B, and class M for the period ended August 31, 1998.





Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Six months
                                                                                                      ended        For the period
Per-share                                                                                           February 28    Dec. 31, 1997+
operating performance                                                                               (Unaudited)     to August 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        1999             1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                    $8.01            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment activities
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (a)                                                                                .41              .40(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
loss on investments                                                                                     (.23)            (.48)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                    .18             (.08)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                       (.41)            (.31)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                                                                         --             (.05)
------------------------------------------------------------------------------------------------------------------------------------
Return of capital                                                                                                        (.05)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                     (.41)            (.41)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                          $7.78            $8.01
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                                                                  2.30*           (1.33)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                       $38,262          $19,094
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                                                                .66*            1.01(d)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                                               5.28*            4.49(d)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                 25.84*           44.05*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expenses to average net assets for the period includes amounts paid through expense offset arrangements. (Note 2)

(d) Reflects an expense limitation in effect during the period (Note 2). As a result of such limitation, expenses for the fund reflect a reduction of less than $0.01 per share for class A, class B, and class M for the period ended August 31, 1998.




Notes to financial statements
February 28, 1999 (Unaudited)

Note 1
Significant accounting policies

Putnam High Yield Trust II ("the fund") is a series of Putnam Funds Trust (the "trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks high current income by investing primarily in high-yielding, lower-rated fixed-income securities constituting a portfolio that Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. believes does not involve undue risk to income or principal.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.25% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for certain debt obligations, such investments are stated at fair value on the basis of valuations furnished by a pricing service, approved by the Trustees, or dealers which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Discounts on zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the yield-to-maturity basis. Any premium resulting from the purchase of stepped-coupon securities is amortized on a yield-to-maturity basis.

E) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

G) Distributions to shareholders Income dividends are recorded daily by the fund and are distributed monthly. Capital gain distributions if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

H) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion 0.455% of the next $5 billion, 0.44% of the next $5 billion and 0.43% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended February 28, 1999, fund expenses were reduced by $148,107 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $1,080 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund to an annual rate of 0.25%, 1.00% and 0.50% of the average net assets attributable to class A, class B and class M shares respectively.

For the six months ended February 28, 1999, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $624,536 and $22,001 from the sale of class A and class M shares, respectively and $608,411 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended February 28, 1999, Putnam Mutual Funds Corp., acting as underwriter received $47,860 on class A redemptions.

Note 3
Purchase and sales of securities

During the six months ended February 28, 1999, purchases and sales of investment securities other than short-term investments aggregated $684,864,687 and $225,484,940, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At February 28, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:


                                                        Six months ended
                                                        February 28, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     40,934,963      $ 320,162,545
-----------------------------------------------------------------------------
Shares
reinvested                                       1,548,327         12,135,347
-----------------------------------------------------------------------------
                                                42,483,290        332,297,892

Shares
repurchased                                    (17,817,688)      (139,961,368)
-----------------------------------------------------------------------------
Net increase                                    24,665,602      $ 192,336,524
-----------------------------------------------------------------------------

                                                         For the period
                                                       December 31, 1997
                                                        (commencement of
                                                          operations) to
                                                         August 31, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     40,550,553       $362,372,816
-----------------------------------------------------------------------------
Shares
reinvested                                         626,303          5,446,273
-----------------------------------------------------------------------------
                                                41,176,856        367,819,089

Shares
repurchased                                     (6,630,099)       (58,110,433)
-----------------------------------------------------------------------------
Net increase                                    34,546,757       $309,708,656
-----------------------------------------------------------------------------

                                                        Six months ended
                                                        February 28, 1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     43,254,234      $ 338,561,155
-----------------------------------------------------------------------------
Shares
reinvested                                       1,906,880         14,941,314
-----------------------------------------------------------------------------
                                                45,161,114        353,502,469

Shares
repurchased                                    (13,620,640)      (106,805,923)
-----------------------------------------------------------------------------
Net increase                                    31,540,474      $ 246,696,546
-----------------------------------------------------------------------------

                                                         For the period
                                                       December 31, 1997
                                                        (commencement of
                                                          operations) to
                                                         August 31, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     62,104,484       $554,585,163
-----------------------------------------------------------------------------
Shares
reinvested                                         781,429          6,775,411
-----------------------------------------------------------------------------
                                                62,885,913        561,360,574

Shares
repurchased                                     (7,425,863)       (65,206,680)
-----------------------------------------------------------------------------
Net increase                                    55,460,050       $496,153,894
-----------------------------------------------------------------------------

                                                        Six months ended
                                                        February 28, 1999
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      3,114,701        $24,373,944
-----------------------------------------------------------------------------
Shares
reinvested                                         120,334            943,045
-----------------------------------------------------------------------------
                                                 3,235,035         25,316,989

Shares
repurchased                                       (703,084)        (5,509,667)
-----------------------------------------------------------------------------
Net increase                                     2,531,951        $19,807,322
-----------------------------------------------------------------------------

                                                        For the period
                                                       December 31, 1997
                                                        (commencement of
                                                          operations) to
                                                         August 31, 1998
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      3,136,710        $28,080,662
-----------------------------------------------------------------------------
Shares
reinvested                                          50,712            441,554
-----------------------------------------------------------------------------
                                                 3,187,422         28,522,216

Shares
repurchased                                       (802,541)        (7,116,339)
-----------------------------------------------------------------------------
Net increase                                     2,384,881        $21,405,877
-----------------------------------------------------------------------------

Note 5
Initial capitalization and
offering of shares

The trust was established as a Massachusetts business trust on January 22, 1996. During the period January 22, 1996 to December 30, 1997, the fund had no operations other than those related to organizational matters, including the initial capital contribution of $2,000,000, $1,000, and $1,000 and the issuance of 235,294, 118, and 118 shares of class A, B, and M, respectively to Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc. on December 30, 1997.



PUTNAM GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund [DBL. DAGGER]

Capital Opportunities Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Research Fund

Vista Fund

Voyager Fund

Voyager Fund II

PUTNAM GROWTH
AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Quality Bond Fund +

High Yield Advantage Fund [DBL. DAGGER]

High Yield Total Return Fund

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government
Income Fund

Money Market Fund **

Preferred Income Fund

Strategic Income Fund *

U.S. Government Income Trust

PUTNAM TAX-FREE
INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK]

California, New York

LIFESTAGE SM FUNDS

Putnam Asset Allocation Funds-three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

* Formerly Putnam Diversified Income Trust II

+ Formerly Putnam Federal Income Trust

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.
Contact Putnam for details.

[SECTION MARK] Not available in all states.

 **An investment in a money market fund is neither insured nor guaranteed by the U.S. government. These funds are managed to maintain a price of $1.00 per share, although there is no assurance that this price will be maintained in the future.

   Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Edward H. D'Alelio
Vice President

Rosemary H. Thomsen
Vice President and Fund Manager

Jennifer E. Leichter
Vice President and Fund Manager

Robert M. Paine
Vice President and Fund Manager

Jeffrey A. Kaufman
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer


This report is for the information of shareholders of Putnam High Yield Trust II. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

www.putnaminv.com
---------------------
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PUTNAM
INVESTMENTS
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SA064 51083 2HB/2HD/2HE 4/99